9. SHARE CAPITAL (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock shares outstanding		20,085,119	17,093,719
Proceeds from the sale of stock		$ 0	$ 100,000	$ 176,052
License Agreement [Member]
Stock issued for license agreement, shares	2,991,400
Stock issued for license agreement, value	$ 59,828
Directors [Member]
Stock issued for compensation, shares				258,208
Private Placement [Member]
Stock issued new, shares			1,000,000	1,380,260
Proceeds from the sale of stock			$ 100,000	$ 176,052